Lease (Details) - Schedule of supplemental balance sheet information related to operating leases	Dec. 31, 2021 USD ($)
Schedule of supplemental balance sheet information related to operating leases [Abstract]
Right-of-use assets	$ 278,269
Operating lease liabilities - current	155,857
Operating lease liabilities - non-current	120,558
Total operating lease liabilities	$ 276,415